Pension Schemes - Sensitivity Analysis of Actuarial Assumptions (Detail) £ in Millions	Dec. 31, 2021 GBP (£)
Discount rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 237
Inflation [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	158
Actuarial assumption of Mortality Rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 219